PREPAYMENTS FOR LICENSED COPYRIGHTS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item agreement
PREPAYMENTS FOR LICENSED COPYRIGHTS
Prepayments for licensed copyrights | $		$ 2,735,592
Cooperation agreements | agreement		2
Games developed by third party | item		2
Distribution term		3 years
Games have not been launched | item	2
Impairment prepayments for licensed copyrights | $	$ 2,664,622